Feb. 05, 2025
AdvisorShares Gerber Kawasaki ETF [Member] | AdvisorShares Gerber Kawasaki ETF
AdvisorShares Gerber Kawasaki ETF
The following replaces the table under Fund Fees and Expenses in the Prospectus and Summary Prospectus for the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AdvisorShares Gerber Kawasaki ETF [Member] AdvisorShares Gerber Kawasaki ETF AdvisorShares Gerber Kawasaki ETF USD ($)
Shareholder Fee, Other	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Gerber Kawasaki ETF [Member] AdvisorShares Gerber Kawasaki ETF AdvisorShares Gerber Kawasaki ETF
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.87%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.87%)
Net Expenses (as a percentage of Assets)	0.76%	[2]
[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

The following replaces the Expense table in the Prospectus and Summary Prospectus for the Fund:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AdvisorShares Gerber Kawasaki ETF [Member] | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF | USD ($)	78	429	804	1,860

Supplement dated February 5, 2025 to the Summary Prospectus and Prospectus dated November 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with those documents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.